Pay vs Performance Disclosure - USD ($)	5 Months Ended	12 Months Ended
	May 31, 2021	May 31, 2023	May 31, 2022	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between “compensation actually paid” to our PEO and to our other non-PEOs and certain financial performance of the Company. Compensation actually paid, as determined under SEC requirements, does not reflect the actual amount of compensation earned by or paid to our executive officers during a covered year. For further information concerning the Company’s pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to the Compensation Discussion and Analysis.
Fair value amounts below are computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under generally accepted accounting principles. For time-based RSU awards, fair value is calculated using the closing price on applicable year-end dates or, in the case of vesting dates, the actual vesting price. For PSU awards, the same valuation methodology as RSU awards is used to calculate fair value except year-end and vesting date values are multiplied by the probability of achievement as of each such date. The estimated probability of achievement of the PSUs was 100% for the Synergy PSUs and HEXO PSUs and 0% for the stock price appreciation PSUs at applicable year-end. Total shareholder return has been calculated in a manner consistent with Item 402(v) of Regulation S-K.
	Current PEO[2]		Prior PEO[2]		Average of Non-PEO NEOs[3]		Value of $100 Initial Investment Based On:		Net Income (Loss)[10] ($000)	Adjusted EBITDA[11] ($000)
Fiscal Year[1]	SCT Total Compensation[4]	Compensation Actually Paid[5]	SCT Total Compensation[4]	Compensation Actually Paid[6]	SCT Total Compensation[4]	Compensation Actually Paid[7]	Cumulative TSR[8]	Peer Group TSR[9]
2023	$15,656,584	$6,053,926	$0	$0	$2,340,413	$963,478	$10.68	$25.91	-$1,443,000	$61,479
2022	$19,456,767	$5,599,894	$0	$0	$2,755,870	$957,950	$26.56	$47.89	-$434,132	$48,047
2021	$13,683,998	$16,536,484	$6,458,729	$7,535,144	$2,208,882	$3,475,621	$97.31	$120.91	-$336,014	$40,771
2020	$0	$0	$1,907,812	$7,205,882	$1,394,132	$431,435	$48.22	$90.06	-$271,073	-$30,283

(1)
In accordance with the transitional relief under the SEC rules, only three fiscal years of information is required as this is the Company’s first fiscal year of disclosure under Item 402(v) of Regulation S-K. Fiscal year 2021 was a five-month transition period (January 1, 2021 to May 31, 2021) due to the change in the Company’s fiscal year-end. For 2020, the reportable year was January 1, 2020 to December 31, 2020.

(2)
In fiscal year 2021, the PEOs included Irwin Simon (Current PEO) and Brendan Kennedy (Prior PEO). Mr. Simon served as the Company’s PEO for fiscal year 2022 and 2023. Mr. Kennedy served as the Company’s PEO in fiscal year 2020.

(3)	The non-PEO NEOs for the applicable fiscal years were as follows:
2023: Carl Merton (CFO), Denise Faltischek (Head of International and Chief Strategy Officer), Roger Savell (Chief Administrative Officer), and Mitchell Gendel (Global General Counsel and Corporate Secretary
2022: Carl Merton (CFO), Denise Faltischek (Head of International and Chief Strategy Officer), James Meiers (Head of Canada), and Mitchell Gendel (Global General Counsel and Corporate Secretary
2021: Carl Merton (CFO), Denise Faltischek (Head of International and Chief Strategy Officer), James Meiers (Head of Canada), Michael Krutech (Former CFO), Jon Levin (Former COO), and Andrew Pucher (Former Chief Corporate Development Officer)
2020: Michael Kruteck (Former CFO), Jon Levin (Former COO), Mark Castaneda (Former CFO & Treasurer), Edward Wood Pastorius, Jr. (Former Chief Revenue Officer), Andrew Pucher (Former Chief Corporate Development Officer), and Kathryn Dickson (President, Manitoba Harvest USA, LLC).
(4)
The values in this column reflect the “Total” compensation set forth in the Summary Compensation Table (“SCT”) as stated in the Company’s past proxy filings for the corresponding fiscal year. See the footnotes to the applicable SCT for further detail regarding the amounts in this column.

(5)
The following table sets forth the adjustments made during each fiscal year presented in the Pay Versus Performance Table to arrive at compensation “actually paid” to our Current PEO during 2021, 2022, and 2023:

Adjustments to Determine Compensation “Actually Paid” for Current PEO	Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Column in the SCT	Increase for Fair Value of Awards Granted during the year that Remain Unvested as of Year End	Increase for Fair Value of Awards Granted during the year that Vest during year	Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	Deduction of Fair Value of Awards Granted Prior to year that were Forfeited or Modified during year	Dollar Value of Dividends or other Earnings Paid on Stock Awards prior to Vesting Date not otherwise included in Total Compensation	Total Adjustments
2023	$9,249,999	$4,363,700	$0	($4,328,895)	($387,465)	$0	$0	($9,602,659)
2022	$17,599,962	$6,142,756	$0	$0	($2,399,666)	$0	$0	($13,856,872)
2021	$0	$0	$0	$0	$2,852,486	$0	$0	$2,852,486
(6)
The following table sets forth the adjustments made during each fiscal year presented in the Pay Versus Performance Table to arrive at compensation “actually paid” to our Prior PEO during fiscal years 2020 and 2021:

Adjustments to Determine Compensation “Actually Paid” for Current PEO	Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Column in the SCT	Increase for Fair Value of Awards Granted during the year that Remain Unvested as of Year End	Increase for Fair Value of Awards Granted during the year that Vest during year	Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	Deduction of Fair Value of Awards Granted Prior to year that were Forfeited or Modified during year	Dollar Value of Dividends or other Earnings Paid on Stock Awards prior to Vesting Date not otherwise included in Total Compensation	Total Adjustments
2021	$0	$0	$0	$0	1,076,415	$0	$0	$1,076,415
2020	($934,401)	$916,645	$0	($4,086,941)	($5,008,998)	$0	$0	($9,113,695)
(7)
The following table sets forth the adjustments made during each fiscal year presented in the Pay Versus Performance Table to arrive at the average compensation “actually paid” to our Non-PEO NEOs during each of the reportable years:

Adjustments to Determine Compensation “Actually Paid” for Current PEO	Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Column in the SCT	Increase for Fair Value of Awards Granted during the year that Remain Unvested as of Year End	Increase for Fair Value of Awards Granted during the year that Vest during year	Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	Deduction of Fair Value of Awards Granted Prior to year that were Forfeited or Modified during year	Dollar Value of Dividends or other Earnings Paid on Stock Awards prior to Vesting Date not otherwise included in Total Compensation	Total Adjustments
2023	($1,270,317)	$599,274	$0	($629,633)	($76,258)	$0	$0	($1,376,934)
2022	($2,294,777)	$752,084	$0	$0	($255,227)	$0	$0	($1,797,920)
2021	$0	$0	$0	$0	$1,266,739	$0	$0	$1,266,739
2020	($950,676)	$878,066	$0	($204,937)	($685,150)	$0	$0	($962,697)
(8)
Total shareholder return is calculated for each fiscal year based on a fixed investment of $100 from the day before the beginning of the earliest period reported in the table (December 31, 2019) through the end of each applicable year, assuming reinvestment of dividends.

(9)	Horizons Marijuana Life Sciences Index is the peer group index selected by the Company for this purpose and for purposes of the Stock Performance Graph in our Annual Report.
(10)	The dollar amounts reported represents the amount of net income (loss) reflected in the Company's audited financial statements for the applicable year or period.
(11)
The Company has identified Adjusted EBITDA as the Company-selected measure for this pay versus performance disclosure, as it represents the most significant financial performance measure used to link compensation actually paid to the PEOs and Non-PEO NEOs to the Company's performance in fiscal year 2023.

Company Selected Measure Name		Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
(3)	The non-PEO NEOs for the applicable fiscal years were as follows:
2023: Carl Merton (CFO), Denise Faltischek (Head of International and Chief Strategy Officer), Roger Savell (Chief Administrative Officer), and Mitchell Gendel (Global General Counsel and Corporate Secretary
2022: Carl Merton (CFO), Denise Faltischek (Head of International and Chief Strategy Officer), James Meiers (Head of Canada), and Mitchell Gendel (Global General Counsel and Corporate Secretary
2021: Carl Merton (CFO), Denise Faltischek (Head of International and Chief Strategy Officer), James Meiers (Head of Canada), Michael Krutech (Former CFO), Jon Levin (Former COO), and Andrew Pucher (Former Chief Corporate Development Officer)
2020: Michael Kruteck (Former CFO), Jon Levin (Former COO), Mark Castaneda (Former CFO & Treasurer), Edward Wood Pastorius, Jr. (Former Chief Revenue Officer), Andrew Pucher (Former Chief Corporate Development Officer), and Kathryn Dickson (President, Manitoba Harvest USA, LLC).

Peer Group Issuers, Footnote [Text Block]
(9)	Horizons Marijuana Life Sciences Index is the peer group index selected by the Company for this purpose and for purposes of the Stock Performance Graph in our Annual Report.

Adjustment To PEO Compensation, Footnote [Text Block]
(5)
The following table sets forth the adjustments made during each fiscal year presented in the Pay Versus Performance Table to arrive at compensation “actually paid” to our Current PEO during 2021, 2022, and 2023:

Adjustments to Determine Compensation “Actually Paid” for Current PEO	Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Column in the SCT	Increase for Fair Value of Awards Granted during the year that Remain Unvested as of Year End	Increase for Fair Value of Awards Granted during the year that Vest during year	Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	Deduction of Fair Value of Awards Granted Prior to year that were Forfeited or Modified during year	Dollar Value of Dividends or other Earnings Paid on Stock Awards prior to Vesting Date not otherwise included in Total Compensation	Total Adjustments
2023	$9,249,999	$4,363,700	$0	($4,328,895)	($387,465)	$0	$0	($9,602,659)
2022	$17,599,962	$6,142,756	$0	$0	($2,399,666)	$0	$0	($13,856,872)
2021	$0	$0	$0	$0	$2,852,486	$0	$0	$2,852,486
(6)
The following table sets forth the adjustments made during each fiscal year presented in the Pay Versus Performance Table to arrive at compensation “actually paid” to our Prior PEO during fiscal years 2020 and 2021:

Adjustments to Determine Compensation “Actually Paid” for Current PEO	Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Column in the SCT	Increase for Fair Value of Awards Granted during the year that Remain Unvested as of Year End	Increase for Fair Value of Awards Granted during the year that Vest during year	Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	Deduction of Fair Value of Awards Granted Prior to year that were Forfeited or Modified during year	Dollar Value of Dividends or other Earnings Paid on Stock Awards prior to Vesting Date not otherwise included in Total Compensation	Total Adjustments
2021	$0	$0	$0	$0	1,076,415	$0	$0	$1,076,415
2020	($934,401)	$916,645	$0	($4,086,941)	($5,008,998)	$0	$0	($9,113,695)

Non-PEO NEO Average Total Compensation Amount	$ 2,208,882	$ 2,340,413	$ 2,755,870	$ 1,394,132
Non-PEO NEO Average Compensation Actually Paid Amount	3,475,621	$ 963,478	957,950	431,435
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(7)
The following table sets forth the adjustments made during each fiscal year presented in the Pay Versus Performance Table to arrive at the average compensation “actually paid” to our Non-PEO NEOs during each of the reportable years:

Adjustments to Determine Compensation “Actually Paid” for Current PEO	Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Column in the SCT	Increase for Fair Value of Awards Granted during the year that Remain Unvested as of Year End	Increase for Fair Value of Awards Granted during the year that Vest during year	Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	Deduction of Fair Value of Awards Granted Prior to year that were Forfeited or Modified during year	Dollar Value of Dividends or other Earnings Paid on Stock Awards prior to Vesting Date not otherwise included in Total Compensation	Total Adjustments
2023	($1,270,317)	$599,274	$0	($629,633)	($76,258)	$0	$0	($1,376,934)
2022	($2,294,777)	$752,084	$0	$0	($255,227)	$0	$0	($1,797,920)
2021	$0	$0	$0	$0	$1,266,739	$0	$0	$1,266,739
2020	($950,676)	$878,066	$0	($204,937)	($685,150)	$0	$0	($962,697)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Narrative Disclosure of the Relationship between Financial Performance Measures
The graphs below compare the compensation actually paid to our Current PEO and Prior PEO and the average of the compensation actually paid to our remaining NEOs, with (i) our cumulative TSR, (ii) Peer Group TSR, (iii) our Net Income, and (iv) our Adjusted EBITDA, in each case, for all reportable years.

Compensation Actually Paid vs. Net Income [Text Block]
Narrative Disclosure of the Relationship between Financial Performance Measures
The graphs below compare the compensation actually paid to our Current PEO and Prior PEO and the average of the compensation actually paid to our remaining NEOs, with (i) our cumulative TSR, (ii) Peer Group TSR, (iii) our Net Income, and (iv) our Adjusted EBITDA, in each case, for all reportable years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Narrative Disclosure of the Relationship between Financial Performance Measures
The graphs below compare the compensation actually paid to our Current PEO and Prior PEO and the average of the compensation actually paid to our remaining NEOs, with (i) our cumulative TSR, (ii) Peer Group TSR, (iii) our Net Income, and (iv) our Adjusted EBITDA, in each case, for all reportable years.

Total Shareholder Return Vs Peer Group [Text Block]
Narrative Disclosure of the Relationship between Financial Performance Measures
The graphs below compare the compensation actually paid to our Current PEO and Prior PEO and the average of the compensation actually paid to our remaining NEOs, with (i) our cumulative TSR, (ii) Peer Group TSR, (iii) our Net Income, and (iv) our Adjusted EBITDA, in each case, for all reportable years.

Tabular List [Table Text Block]
Financial Performance Measures
As described in greater detail above in the “Compensation Discussion and Analysis,” our executive compensation program reflects a variable pay-for-performance philosophy. The metrics that we use for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our named executive officers to increase the value of our enterprise for our stockholders. The most important financial performance measures used by us to link executive compensation actually paid to our named executive officers, for the most recently completed fiscal year, to our performance are as follows:

Adjusted EBITDA
Consolidated Net Revenue

Total Shareholder Return Amount	97.31	$ 10.68	26.56	48.22
Peer Group Total Shareholder Return Amount	120.91	25.91	47.89	90.06
Net Income (Loss)	$ (336,014,000)	$ (1,443,000,000)	$ (434,132,000)	$ (271,073,000)
Company Selected Measure Amount	40,771,000	61,479,000	48,047,000	(30,283,000)
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted EBITDA
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Consolidated Net Revenue
Irwin Simon [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 13,683,998	$ 15,656,584	$ 19,456,767	$ 0
PEO Actually Paid Compensation Amount	$ 16,536,484	$ 6,053,926	$ 5,599,894	0
PEO Name	Irwin Simon	Irwin Simon	Irwin Simon
Brendan Kennedy [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 6,458,729	$ 0	$ 0	1,907,812
PEO Actually Paid Compensation Amount	$ 7,535,144	0	0	$ 7,205,882
PEO Name	Brendan Kennedy			Brendan Kennedy
PEO [Member] | Irwin Simon [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 2,852,486	(9,602,659)	(13,856,872)
PEO [Member] | Irwin Simon [Member] | Deduction for Amounts Reported under the "Stock Awards" and "Option Awards" Column in the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(9,249,999)	(17,599,962)
PEO [Member] | Irwin Simon [Member] | Increase for Fair Value of Awards Granted During the Year that Remain Unvested as of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	4,363,700	6,142,756
PEO [Member] | Irwin Simon [Member] | Increase for Fair Value of Awards Granted During the Year that Vest During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Irwin Simon [Member] | Increase/Deduction for Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(4,328,895)	0
PEO [Member] | Irwin Simon [Member] | Increase/Deduction for Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,852,486	(387,465)	(2,399,666)
PEO [Member] | Irwin Simon [Member] | Deduction of Fair Value of Awards Granted Prior to Year that were Forfeited or Modified During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Irwin Simon [Member] | Dollar Value of Dividends or Other Earnings Paid on Stock Awards Prior to Vesting Date Not Otherwise Included in Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Brendan Kennedy [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,076,415			$ (9,113,695)
PEO [Member] | Brendan Kennedy [Member] | Deduction for Amounts Reported under the "Stock Awards" and "Option Awards" Column in the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0			(934,401)
PEO [Member] | Brendan Kennedy [Member] | Increase for Fair Value of Awards Granted During the Year that Remain Unvested as of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0			916,645
PEO [Member] | Brendan Kennedy [Member] | Increase for Fair Value of Awards Granted During the Year that Vest During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0			0
PEO [Member] | Brendan Kennedy [Member] | Increase/Deduction for Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0			(4,086,941)
PEO [Member] | Brendan Kennedy [Member] | Increase/Deduction for Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,076,415			(5,008,998)
PEO [Member] | Brendan Kennedy [Member] | Deduction of Fair Value of Awards Granted Prior to Year that were Forfeited or Modified During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0			0
PEO [Member] | Brendan Kennedy [Member] | Dollar Value of Dividends or Other Earnings Paid on Stock Awards Prior to Vesting Date Not Otherwise Included in Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0			0
Non-PEO NEO [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,266,739	(1,376,934)	(1,797,920)	(962,697)
Non-PEO NEO [Member] | Deduction for Amounts Reported under the "Stock Awards" and "Option Awards" Column in the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(1,270,317)	(2,294,777)	(950,676)
Non-PEO NEO [Member] | Increase for Fair Value of Awards Granted During the Year that Remain Unvested as of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	599,274	752,084	878,066
Non-PEO NEO [Member] | Increase for Fair Value of Awards Granted During the Year that Vest During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0
Non-PEO NEO [Member] | Increase/Deduction for Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(629,633)	0	(204,937)
Non-PEO NEO [Member] | Increase/Deduction for Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,266,739	(76,258)	(255,227)	(685,150)
Non-PEO NEO [Member] | Deduction of Fair Value of Awards Granted Prior to Year that were Forfeited or Modified During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0
Non-PEO NEO [Member] | Dollar Value of Dividends or Other Earnings Paid on Stock Awards Prior to Vesting Date Not Otherwise Included in Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0	$ 0